Financial instruments and risk management - Foreign exchange risk (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial instruments	$ 42,201	$ 64,499
Cash
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial instruments	$ 88,952